Schedule of Investments (Details) - Condensed Consolidated Schedule of Investments (Futures and Options on Futures Contracts) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Long Positions
Fair Value	$ 762,636	$ 260,744
Long [Member] | South Korea Financials [Member] | Fixed Income Securities [Member] | Commercial Paper [Member]
Long Positions
Percentage of Net Assets	0.00%	4.30%
Fair Value	0	999,316
Long [Member] | Australia Financials [Member] | Fixed Income Securities [Member] | Commercial Paper [Member]
Long Positions
Percentage of Net Assets	0.00%	4.30%
Fair Value	0	999,542
Long [Member] | Australia Financials [Member] | Fixed Income Securities [Member] | Corporate Bond Securities [Member]
Long Positions
Percentage of Net Assets	0.00%	6.45%
Fair Value	0	1,500,105
Long [Member] | Chili Financials [Member] | Fixed Income Securities [Member] | Commercial Paper [Member]
Long Positions
Percentage of Net Assets	0.00%	4.30%
Fair Value	0	999,222
Long [Member] | United States Financials [Member] | Fixed Income Securities [Member] | Commercial Paper [Member]
Long Positions
Percentage of Net Assets	0.00%	4.30%
Fair Value	0	999,611
Long [Member] | United States Financials [Member] | Fixed Income Securities [Member] | Corporate Bond Securities [Member]
Long Positions
Percentage of Net Assets	9.67%	0.00%
Fair Value	1,465,195	0
Long [Member] | United States Financials [Member] | Fixed Income Securities [Member] | US Government Corporations and Agencies Securities [Member]
Long Positions
Percentage of Net Assets	0.00%	23.67%
Fair Value	0	5,502,285
Long [Member] | Agriculture [Member] | Future [Member]
Long Positions
Percentage of Net Assets	(0.15%)	(1.04%)
Fair Value	(22,282)	(241,904)
Long [Member] | Agriculture [Member] | Put Option [Member]
Long Positions
Percentage of Net Assets	0.00%	2.59%
Fair Value	0	601,497
Long [Member] | Agriculture [Member] | Call Option [Member]
Long Positions
Percentage of Net Assets	0.00%	0.46%
Fair Value	0	107,423
Long [Member] | Currency [Member] | Future [Member]
Long Positions
Percentage of Net Assets	0.31%	0.12%
Fair Value	46,836	28,665
Long [Member] | Energy [Member] | Future [Member]
Long Positions
Percentage of Net Assets	(0.14%)	0.33%
Fair Value	(21,904)	77,294
Long [Member] | Energy [Member] | Call Option [Member]
Long Positions
Percentage of Net Assets	0.00%	0.08%
Fair Value	0	19,520
Long [Member] | Indices [Member] | Future [Member]
Long Positions
Percentage of Net Assets	2.98%	0.22%
Fair Value	450,939	50,444
Long [Member] | Interest Rates [Member] | Future [Member]
Long Positions
Percentage of Net Assets	(0.92%)	0.08%
Fair Value	(138,783)	19,455
Long [Member] | Metal [Member] | Future [Member]
Long Positions
Percentage of Net Assets	0.03%	0.08%
Fair Value	5,005	18,129
Long [Member] | Fixed Income Securities [Member] | Commercial Paper [Member]
Long Positions
Percentage of Net Assets	0.00%	17.20%
Fair Value	0	3,997,691
Long [Member] | Fixed Income Securities [Member] | Corporate Bond Securities [Member]
Long Positions
Percentage of Net Assets	9.67%	6.45%
Fair Value	1,465,195	1,500,105
Long [Member] | Fixed Income Securities [Member] | United States Short-Term Investment Funds [Member]
Long Positions
Percentage of Net Assets	0.00%	0.02%
Fair Value	0	3,600
Long [Member] | Fixed Income Securities [Member]
Long Positions
Fair Value	1,465,195	11,003,681
Long [Member] | Future [Member]
Long Positions
Fair Value	319,811	(47,917)
Long [Member] | Put Option [Member]
Long Positions
Fair Value	0	601,497
Long [Member] | Call Option [Member]
Long Positions
Fair Value	0	126,943
Short [Member] | Agriculture [Member] | Future [Member]
Long Positions
Percentage of Net Assets	1.37%	1.39%
Fair Value	207,657	324,276
Short [Member] | Agriculture [Member] | Put Option [Member]
Long Positions
Percentage of Net Assets	0.00%	(0.44%)
Fair Value	0	(102,345)
Short [Member] | Agriculture [Member] | Call Option [Member]
Long Positions
Percentage of Net Assets	0.00%	(1.64%)
Fair Value	0	(380,603)
Short [Member] | Currency [Member] | Future [Member]
Long Positions
Percentage of Net Assets	0.31%	0.20%
Fair Value	46,459	47,442
Short [Member] | Currency [Member] | Put Option [Member]
Long Positions
Percentage of Net Assets	0.00%	(0.41%)
Fair Value	0	(95,775)
Short [Member] | Currency [Member] | Call Option [Member]
Long Positions
Percentage of Net Assets	0.00%	(0.31%)
Fair Value	0	(71,913)
Short [Member] | Energy [Member] | Future [Member]
Long Positions
Percentage of Net Assets	(0.01%)	(0.22%)
Fair Value	(770)	(51,455)
Short [Member] | Energy [Member] | Put Option [Member]
Long Positions
Percentage of Net Assets	0.00%	(0.46%)
Fair Value	0	(106,850)
Short [Member] | Energy [Member] | Call Option [Member]
Long Positions
Percentage of Net Assets	0.00%	(0.28%)
Fair Value	0	(64,840)
Short [Member] | Indices [Member] | Future [Member]
Long Positions
Percentage of Net Assets	(0.39%)	(0.05%)
Fair Value	(58,673)	(11,941)
Short [Member] | Indices [Member] | Put Option [Member]
Long Positions
Percentage of Net Assets	0.00%	(0.09%)
Fair Value	0	(21,850)
Short [Member] | Indices [Member] | Call Option [Member]
Long Positions
Percentage of Net Assets	0.00%	(0.05%)
Fair Value	0	(12,000)
Short [Member] | Interest Rates [Member] | Future [Member]
Long Positions
Percentage of Net Assets	1.15%	0.03%
Fair Value	174,237	7,003
Short [Member] | Interest Rates [Member] | Put Option [Member]
Long Positions
Percentage of Net Assets	0.00%	(0.07%)
Fair Value	0	(16,656)
Short [Member] | Metal [Member] | Future [Member]
Long Positions
Percentage of Net Assets	0.49%	(0.03%)
Fair Value	73,915	(6,664)
Short [Member] | Metal [Member] | Put Option [Member]
Long Positions
Percentage of Net Assets	0.00%	(0.02%)
Fair Value	0	(4,550)
Short [Member] | Metal [Member] | Call Option [Member]
Long Positions
Percentage of Net Assets	0.00%	(0.03%)
Fair Value	0	(6,860)
Short [Member] | Future [Member]
Long Positions
Fair Value	442,825	308,661
Short [Member] | Put Option [Member]
Long Positions
Fair Value	0	(348,026)
Short [Member] | Call Option [Member]
Long Positions
Fair Value	$ 0	$ (536,216)